Business Combination (Details) $ / shares in Units, $ in Thousands					9 Months Ended	12 Months Ended
	Sep. 23, 2022 $ / shares	Aug. 10, 2021 $ / shares	Aug. 05, 2021 $ / shares	Jun. 09, 2021 $ / shares	Sep. 30, 2022 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) shares		Nov. 11, 2022 shares
Business Combination (Details) [Line Items]
Exchange ratio						0.1413
Proceeds from issuance of Class A Common Stock in the Business Combination (in Dollars) | $						$ 229,600
Cash received through reverse recapitalization (in Dollars) | $						206,400
Redemptions (in Dollars) | $						767
Fair value of earnout shares (in Dollars) | $						$ 293,900
Exercise price of the warrant (in Dollars per share) | $ / shares	$ 0.6427				$ 0.5	$ 10
Options outstanding						42,193,512
Warrants rights						476,364,277		28,196,377
Number of shares purchased						76,140,000
Purchase price per share (in Dollars per share) | $ / shares						$ 10
Aggregate purchase price (in Dollars) | $						$ 761,400
Business combination description						In conjunction with the closing of the Business Combination, the Company paid $139.6 million in cash and committed to issue 24,464,994 shares of Class A Common Stock at a value of $10.00 per share to settle liabilities of the Company and to compensate current and former employees, including: (i) notes payable principal amounts of $85.2 million and accrued interest of $7.4 million; (ii) related party notes payable principal amounts of $91.4 million and accrued interest of $13.6 million; (iii) interests in the Vendor Trust of $124.7 million, including payables of $103.0 million and purchase orders in the amount of $8.4 million related to goods and services yet to be received, and accrued interest thereon of $13.3 million; (iv) $19.8 million of amounts due to vendors; and (v) $9.6 million to current and former employees as a bonus. In addition, the Company issued 1,350,970 restricted stock awards, net of forfeitures, to current employees as a bonus (see Note 15, Stock-Based Compensation).
Payments to settle liabilities (in Dollars) | $						$ 139,600
Amounts due to vendors (in Dollars) | $								$ 94,700
Fair value of the consideration transferred (in Dollars) | $						170,100
Conversion of the Redeemable Preference Stock (in Dollars) | $						1,815,600
Principal amount of related party convertible notes (in Dollars) | $						$ 800
Related party transaction, description						**The Company committed to issue 6,921,814 shares of Class A Common Stock to convert related party notes payable (see Note 9, Related Party Notes Payable), 6,854,013 shares of Class A Common Stock to convert notes payable (see Note 10, Notes Payable), 9,618,542 shares of Class A Common Stock to convert liabilities in the Vendor Trust (see Note 11, Vendor Payables in Trust), 838,040 shares of Class A Common Stock to convert Future Work, and 232,585 shares of Class A Common Stock to settle other vendor liabilities.Subsequent to the closing of the Business Combination, the Company issued 80,000 shares of Class A Common Stock and 80,000 Private Warrants to settle related party notes of PSAC with an aggregate principal amount of $0.8 million (see Note 9, Related Party Notes Payable).
Incremental transaction costs (in Dollars) | $						$ 125,900
Expensed transaction costs (in Dollars) | $						900
Equity transaction costs (in Dollars) | $						$ 125,000
Retroactive application of reverse recapitalization to the consolidated balance sheets description						To conform to the retroactive application of recapitalization of the Company’s Consolidated Statements of Stockholders’ Equity (Deficit), the Company reclassified $724.8 million of Legacy FF Redeemable Preference Stock and $697.6 million of Legacy FF Class B Convertible Preferred Stock to APIC, less amounts attributable to the par value of the Common Stock as of December 31, 2020. Pursuant to the terms of the Merger Agreement, as part of the closing of the Business Combination, the Company reclassified Convertible Preferred Stock Classes A-1, A-2, and A-3 in the amounts of $119.0 million, $271.9 million and $2.2 million, respectively, to APIC less amounts attributable to the par value of Class A Common Stock.
Earnout Shares, Tranche One [Member]
Business Combination (Details) [Line Items]
Contingent consideration, earnout shares, stock price trigger (in Dollars per share) | $ / shares						$ 13.5
Earnout Shares, Tranche Two [Member]
Business Combination (Details) [Line Items]
Contingent consideration, earnout shares, stock price trigger (in Dollars per share) | $ / shares						$ 15.5
Public Warrants [Member]
Business Combination (Details) [Line Items]
Warrants						22,977,568
Warrants rights						23,540,988	[1]	22,977,568
Private Warrants [Member]
Business Combination (Details) [Line Items]
Warrants						594,551
Fair value of the private warrants (in Dollars) | $						$ 100		$ 600
Warrants rights						111,131	[2]	674,551	[3]
Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Shares attributable to reverse recapitalization						127,949,403
Issued shares						127,949,403		167,280,677		789,016
Issuance of shares						89,152,131
Contingent consideration, earnout shares						25,000,000
Exercise price of the warrant (in Dollars per share) | $ / shares		$ 10	$ 10	$ 10		$ 10
Shares attributable to reverse recapitalization						127,949,403
Shares issued from reverse recapitalization						24,464,994
Reverse recapitalization, share price (in Dollars per share) | $ / shares						$ 10
Price per share (in Dollars per share) | $ / shares						$ 10
Class A Common Stock [Member] | Earnout Shares, Tranche One [Member]
Business Combination (Details) [Line Items]
Contingent consideration, earnout shares						12,500,000
Class A Common Stock [Member] | Earnout Shares, Tranche Two [Member]
Business Combination (Details) [Line Items]
Contingent consideration, earnout shares						12,500,000
Class A Common Stock [Member] | Public Warrants [Member]
Business Combination (Details) [Line Items]
Warrants term						5 years
Class A Common Stock [Member] | PSAC Warrants [Member]
Business Combination (Details) [Line Items]
Exercise price of the warrant (in Dollars per share) | $ / shares						$ 11.5
Class A Common Stock [Member] | US-Based Investment Firm Warrants [Member]
Business Combination (Details) [Line Items]
Exercise price of the warrant (in Dollars per share) | $ / shares						$ 10
Warrants rights						2,687,083
Common stock, shares issuable						44,880,595
Class B Common Stock [Member]
Business Combination (Details) [Line Items]
Shares attributable to reverse recapitalization						64,000,588
Issued shares						64,000,588
Issuance of shares						64,000,588
Class B Common Stock [Member] | Legacy FF Shareholders [Member]
Business Combination (Details) [Line Items]
Shares attributable to reverse recapitalization						64,000,588
Pro Forma [Member]
Business Combination (Details) [Line Items]
Outstanding shares								320,433,395
Series of Individually Immaterial Business Acquisitions [Member]
Business Combination (Details) [Line Items]
Redemptions (in Dollars) | $						$ 200
Business Combination [Member]
Business Combination (Details) [Line Items]
Fair value of the private warrants (in Dollars) | $						$ 2,200

[1]	During 2022, PSAC Sponsor transferred 563,420 Private Warrants to unaffiliated third-party purchasers on the open market. Upon such transfer the transferred warrants became subject to identical terms to the Public Warrants underlying the units offered in the initial public offering of PSAC. Therefore, upon their transfer the Company classified the warrants to APIC at their fair value.
[2]	The Private Warrants are recorded in Other liabilities, less current portion in the Consolidated Balance Sheets as of December 31, 2022 and December 31, 2021.
[3]	The Private Warrants are recorded in Other liabilities, less current portion in the Consolidated Balance Sheet as of December 31, 2021.